Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes payable - Related parties			$ 205,348
Accrued interest - Related parties		0	89,506
Amount due to shareholder		66,758
Outstanding note payable			$ 42,425
Interest rate			9.00%
Interest expense			$ 14,989
Outstanding balance		$ 302,816
December 31, 2004 [Member]
Notes payable - Related parties	$ 13,387
Common stock price per share	$ 0.10
2005 [Member]
Notes payable - Related parties	$ 23,800
Common stock price per share	$ 0.10
2007 [Member]
Notes payable - Related parties	$ 17,100
Common stock price per share	$ 0.10
2008 and 2007 [Member]
Outstanding note payable			$ 8,700
Interest rate			24.00%
2009 [Member]
Outstanding note payable			$ 8,917
2009 [Member] | Minimum [Member]
Interest rate			9.00%
2009 [Member] | Maximum [Member]
Interest rate			18.00%
2010 [Member]
Outstanding note payable			$ 5,000
Interest rate	9.00%
2010 [Member] | Minimum [Member]
Interest rate			9.00%
2010 [Member] | Maximum [Member]
Interest rate			10.00%
2011 [Member]
Outstanding note payable			$ 15,850
Interest rate	9.00%		9.00%
2012 [Member]
Outstanding note payable			$ 14,500
Interest rate			9.00%
2013 [Member]
Outstanding note payable			$ 17,950
Interest rate			9.00%